Capital Leases (Details) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 3,299,099	$ 159,028
Non-current portion of capital lease obligations	39,818,777	8,971,622
Amount receivable in respect of capital leases	(2,880,000)	0
Capital Lease Obligations [Member]
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	3,459,471	181,047
Current portion of deferred finance fees	(160,372)	(22,019)
Non-current portion of capital lease obligations	40,391,431	9,064,702
Non-current portion of deferred finance fees	(572,654)	(93,080)
Total capital lease obligations	43,117,876	9,130,650
Amount receivable in respect of capital leases	(2,880,000)	0
Net capital lease obligations	$ 40,237,876	$ 9,130,650